Liabilities for puttable financial instrument - Narrative (Details)	Dec. 30, 2022
ACT Genomics Holdings Company Limited
Disclosure of reconciliation of liabilities arising from puttable financial instrument [Line Items]
Percentage of equity interest acquired (%)	74.39%